Note 3 - Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Cash					$ 2,706,000
Cash Equivalents					0	$ 0
Inventory Adjustments					27,000	56,000
Deferred Revenue					0	0
Standard and Extended Product Warranty Accrual					158,000	85,000
Unrecognized Tax Benefits					$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	50,769,673	25,112,349	41,054,334	25,142,039	25,394,262	24,544,605
Antidilutive Securities Excluded from Computation of Earnings Per Share			5,923,106	17,987,632
Minimum [Member]
Property, Plant and Equipment, Useful Life					3 years
Impairment of Long-Lived Assets Held-for-use					$ 0
Maximum [Member]
Property, Plant and Equipment, Useful Life					10 years
Impairment of Long-Lived Assets Held-for-use					$ 0